Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,769,241.48
Total Fee Amount	1,487.24
Total Offset Amount	0.00
Net Fee	$ 1,487.24
Offering Table N/A
Offset Table N/A	N/A